Investments in Marketable Debt Securities, Available-for-Sale - Available-for-sale Securities in a Continuous Unrealized Loss Position (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Fair Value
Less than 12 months	$ 1,789
12 months or greater	48,859
Total	50,648
Gross Unrealized Losses
Less than 12 months	(2)
12 months or greater	(737)
Total	(739)
Corporate debt security
Fair Value
Less than 12 months	1,789
12 months or greater	37,775
Total	39,564
Gross Unrealized Losses
Less than 12 months	(2)
12 months or greater	(610)
Total	(612)
U.S. treasuries
Fair Value
Less than 12 months	0
12 months or greater	2,181
Total	2,181
Gross Unrealized Losses
Less than 12 months	0
12 months or greater	(21)
Total	(21)
Asset-backed security and other
Fair Value
Less than 12 months	0
12 months or greater	5,248
Total	5,248
Gross Unrealized Losses
Less than 12 months	0
12 months or greater	(76)
Total	(76)
Non-U.S. government and supranational bonds
Fair Value
Less than 12 months	0
12 months or greater	3,655
Total	3,655
Gross Unrealized Losses
Less than 12 months	0
12 months or greater	(30)
Total	$ (30)